CLAYMORE EXCHANGE-TRADED FUND TRUST 2


                         CLAYMORE/NYSE ARCA AIRLINE ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The table on page 60 is hereby deleted and replaced with the following table:

CLAYMORE/NYSE ARCA AIRLINE ETF

                                                                                            FOR THE PERIOD
                                                                                        JANUARY 26, 2009**
PER SHARE OPERATING PERFORMANCE                                                                    THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                              AUGUST 31, 2009
==========================================================================================================
   Net asset value, beginning of period                                                            $24.04
----------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss) (a)                                                              (0.05)
      Net realized and unrealized gain (loss)                                                       (0.30)
----------------------------------------------------------------------------------------------------------
         Total from investment operations                                                           (0.35)
----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
      From and in excess of net investment income                                                       -
==========================================================================================================
   NET ASSET VALUE, END OF PERIOD                                                                  $23.69
==========================================================================================================
   MARKET VALUE, END OF PERIOD                                                                     $24.10
==========================================================================================================
   TOTAL RETURN* (b)
         Net asset value                                                                            -1.46%

RATIOS AND SUPPLEMENTAL DATA
         Net assets, end of period (thousands)                                                     $4,738
         Ratio of net expenses to average net assets*                                                0.95% (c)
         Ratio of net investment loss to average net assets*                                        -0.40% (c)
         Portfolio turnover rate (d)                                                                   58%
    *    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
            Ratio of total expenses to average net assets                                            5.67% (c)
            Ratio of net investment loss to average net assets                                      -5.12% (c)

   **    Commencement of investment operations.
   (a)   Based on average shares outstanding during the period.
   (b)   Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
   (c)   Annualized.
   (d)   Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.


The last four lines of the table on page 66 is hereby deleted and replaced with the following:

                                                                                          CUMULATIVE TOTAL
                                                                                             RETURNS SINCE
                                                                                        INCEPTION* THROUGH
FUND/INDEX NAME                                                                            AUGUST 31, 2009
===========================================================================================================
Claymore/NYSE Arca Airline ETF (At NAV)                                                             -1.46%
-----------------------------------------------------------------------------------------------------------
Claymore/NYSE Arca Airline ETF (At Market)                                                           1.13%
-----------------------------------------------------------------------------------------------------------
NYSE Arca Global Airline Index                                                                      -2.95%
-----------------------------------------------------------------------------------------------------------
MSCI World Index                                                                                    37.10%
-----------------------------------------------------------------------------------------------------------

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


April 1, 2010